401(k) Savings Plan	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
401(k) Savings Plan

Note 11 — 401(k) Savings Plan

The Company maintains a 401(k) savings plan for the benefit of its employees. The Company makes matching contributions equal to 50% of each employee contribution, subject to the maximum amount established by the Internal Revenue Service. All current employees are eligible to participate in the 401(k) savings plan. The Company’s matching contributions were approximately $0.5 million and $0.1 million for the three months ended March 31, 2022 and 2021, respectively.

Note 13 — 401(k) Savings Plan

We maintain a 401(k) savings plan for the benefit of our employees. We make matching contributions equal to 50% of each employee contribution, subject to the maximum amount established by the Internal Revenue Service. All current employees are eligible to participate in the 401(k) savings plan. Our matching contributions were $0.8 million and $0.3 million for the years ended December 31, 2021 and 2020, respectively.